Summary of Reconciliation of Judicial Deposits with Legal Proceedings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provisions For Legal Proceedings
Opening Balance	$ 8,038	$ 7,281
Additions	861	488
Use	(45)	(43)
Accruals and charges	386	76
Others	(9)	(15)
Cumulative translation adjustment	485	320
Closing Balance	$ 9,716	$ 8,107